Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,590,408	S/ 6,075,433
2025
Disclosure of detailed information about borrowings [line items]
Borrowings		430,884
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,974,064	1,813,682
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	950,200	1,069,661
2029 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 2,666,144	S/ 2,761,206